Label	Element	Value
SMALL COMPANY GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

December 13, 2018

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index, and invests at least 80% of its assets in equity securities of small capitalization companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $14.8 million and $8.8 billion

Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY GROWTH PORTFOLIO
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The second paragraph of the section of the Prospectus entitled "Fund Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted.

Please retain this supplement for future reference.